Receivables from Customers, Net (Tables)	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Schedule of Receivables from Customers

As of March 31, 2026 and September 30, 2025, receivables from customers, net, consisted of the following balances:

	As of
	March 31, 2026	September 30, 2025
Receivables from customers, gross	$581,501	$598,307
Less: Allowance for expected credit loss	(3,652)	(3,758)
Receivables from customers, net	$577,849	$594,549

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit loss is as follow:

	As of
	March 31, 2026	September 30, 2025
Balance at beginning of the period/ year	$3,758	$21,410
Reversal of expected credit loss	(80)	(17,592)
Foreign exchange difference	(26)	(60)
Balance at end of the period/ year	$3,652	$3,758